INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	$ 362,000
Balance, end of year	336,768	$ 362,000
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	501,528	510,023
Exchange rate differences	(1,113)	2,111
Additions	16,218	15,187
Disposals	(3,397)	(25,793)
Balance, end of year	513,236	501,528
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(139,528)	(111,927)
Exchange rate differences	(409)	880
Additions	40,746	52,252
Disposals	(3,397)	(25,531)
Balance, end of year	(176,468)	(139,528)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	19,805
Balance, end of year	25,101	19,805
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	47,388	32,188
Exchange rate differences	(68)	25
Additions	16,218	15,187
Disposals	(3,397)	(12)
Balance, end of year	60,141	47,388
Software | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(27,583)	(20,408)
Exchange rate differences	(49)	15
Additions	10,903	7,172
Disposals	(3,397)	(12)
Balance, end of year	(35,040)	(27,583)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	0
Balance, end of year	0	0
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	0	23,189
Exchange rate differences	0	485
Additions	0	0
Disposals	0	(23,674)
Balance, end of year	0	0
Trademarks | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	0	(12,145)
Exchange rate differences	0	355
Additions	0	11,174
Disposals	0	(23,674)
Balance, end of year	0	0
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	28,919
Balance, end of year	17,403	28,919
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	74,039	75,429
Exchange rate differences	(139)	455
Additions	0	0
Disposals	0	(1,845)
Balance, end of year	73,900	74,039
Customer relationships | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(45,120)	(34,205)
Exchange rate differences	(146)	353
Additions	11,523	12,407
Disposals	0	(1,845)
Balance, end of year	(56,497)	(45,120)
Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	66,924
Balance, end of year	48,438	66,924
Technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	133,749	133,477
Exchange rate differences	(380)	272
Additions	0	0
Disposals	0	0
Balance, end of year	133,369	133,749
Technology | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(66,825)	(45,169)
Exchange rate differences	(214)	157
Additions	18,320	21,499
Disposals	0	0
Balance, end of year	(84,931)	(66,825)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	246,352
Balance, end of year	245,826	246,352
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	246,352	245,740
Exchange rate differences	(526)	874
Additions	0	0
Disposals	0	(262)
Balance, end of year	245,826	246,352
Goodwill | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	0	0
Exchange rate differences	0
Additions	0	0
Disposals	0	0
Balance, end of year	$ 0	$ 0